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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409


                  Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Municipal High Income Advantage Trust
                 SCHEDULE OF INVESTMENTS 12/31/08 (unaudited)


Principal
Amount ($)                                                               Value
                 TAX-EXEMPT OBLIGATIONS - 163.1% of Net Assets
                 Arizona - 4.2%
5,000,000        Casa Grande Industrial Development Authority, Ho$    3,727,400
1,541,000        Pima County Industrial Development Authority, 6.7    1,138,445
2,640,000        Pima County Industrial Development Authority, 7.0    1,909,802
2,000,000        San Luis Facility Development Corp., 7.25%, 5/1/2    1,530,640
                                                                 $    8,306,287
                 California - 15.5%
3,140,000    (a) California State University Revenue, RIB, 10.431$    2,583,215
8,575,000    (a) California State Variable Purpose, RIB, 10.004%,     5,200,480
6,000,000        California Statewide Communities Development Auth    4,806,540
2,680,000     +  Golden State Tobacco Securitization Corp., 6.75%,    3,108,371
2,500,000        San Jose California Airport Revenue, 5.0%, 3/1/37    2,082,375
10,500,000   (a) University of California, RIB, 10.834%, 5/15/38 (    8,248,485
7,670,000        Valley Health System Hospital Revenue, 6.875%, 5/    4,674,865
                                                                 $   30,704,331
                 Colorado - 1.6%
2,850,000     +  Denver Health & Hospital Authority Healthcare Re$    3,167,689

                 Connecticut - 2.5%
7,750,000        Connecticut State Development Authority Revenue,$    4,936,672

                 District of Columbia - 3.2%
2,700,000        District of Columbia Tobacco Settlement Financin$    1,802,358
6,825,000        District of Columbia Tobacco Settlement Financing    4,608,240
                                                                 $    6,410,598
                 Florida - 2.5%
4,500,000        Hillsborough County Florida Industrial Development Authority
Pollution
                    Control Revenue, 5.5%, 10/1/23               $    3,401,145
1,980,000        Hillsborough County Florida Industrial Development Authority
Pollution
                    Control Revenue, 6.75%, 7/1/29                    1,384,891
500,000          Miami Beach Health Facilities Authority, 5.375%,       264,145
                                                                 $    5,050,181
                 Georgia - 4.3%
5,210,000    (a) Atlanta Georgia Water and Wastewater Revenue, RI$    3,011,693
1,065,000        Effingham County Industrial Development Authority      496,609
3,360,000        Fulton County Residential Care Facilities, 7.0%,     2,145,058
7,500,000    (b) Main Street Natural Gas, Inc., Gas Project Revenu      956,400
4,500,000    (b) Main Street Natural Gas, Inc., Gas Project Revenu      573,840
1,650,000        Savannah Georgia Economic Development Authority R    1,291,620
                                                                 $    8,475,220
                 Guam - 3.8%
3,000,000        Northern Mariana Islands, 5.0%, 6/1/30          $    1,705,650
4,600,000     +  Northern Mariana Islands, 6.75%, 10/1/33             5,434,900
400,000          Northern Mariana Islands, 6.75%, 10/1/33               295,064
                                                                 $    7,435,614
                 Idaho - 3.3%
2,000,000        Power County Industrial Development Corp., 6.45%$    1,354,300
5,920,000        Power County Pollution Control Revenue, 5.625% 10    5,207,765
                                                                 $    6,562,065
                 Illinois - 5.8%
3,000,000        Centerpoint Intermodal Center, 8.0%, 6/15/23 (14$    2,258,190
3,000,000        City of Chicago Illinois, 5.0%, 1/1/28               2,900,010
1,000,000        Illinois Finance Authority Revenue, 6.0%, 11/15/2      655,320
2,500,000        Illinois Finance Authority Revenue, 6.125%, 11/15    1,696,300
1,645,000        Illinois Health Facilities Authority Revenue, 5.5    1,232,977
1,500,000    (b) Illinois Health Facilities Authority Revenue, 6.9      813,750
2,700,000        Southwestern Illinois Development Authority Reven    1,859,247
                                                                 $   11,415,794
                 Indiana - 6.6%
10,000,000       Indiana State Development Finance Authority Reve$    9,378,200
5,000,000        Jasper County Industrial Economic Development Rev    2,224,600
2,085,000        Vincennes Industrial Economic Development Revenue    1,455,330
                                                                 $   13,058,130
                 Kentucky - 1.7%
500,000          Kentucky Economic Development Finance Authority $      471,675
4,400,000        Kentucky Economic Development Finance Authority H    2,971,540
                                                                 $    3,443,215
                 Louisiana - 6.1%
2,500,000        Louisiana Local Government Environmental Facilit$    1,363,750
6,000,000        Louisiana Public Facilities Authority Revenue, 5.    4,271,460
750,000          Opelousas Louisiana General Hospital Authority Re      620,550
9,415,000        Tobacco Settlement Financing Corp., 5.875%, 5/15/    5,879,573
                                                                 $   12,135,333
                 Maryland - 0.4%
460,000          Maryland Health & Higher Educational Facilities $      246,887
1,250,000        Maryland Health & Higher Educational Facilities A      609,900
                                                                 $      856,787
                 Massachusetts - 8.5%
2,195,000        Massachusetts Health & Educational Facilities Au$    1,438,274
4,000,000        Massachusetts Health & Educational Facilities Aut    4,147,760
1,000,000     +  Massachusetts Health & Educational Facilities Aut    1,148,570
10,760,000       Massachusetts Housing Finance Agency, 5.35%, 12/1    8,048,050
900,000          Massachusetts Development Finance Agency, 5.25%,       676,701
2,000,000        Massachusetts Development Finance Agency, 7.1%, 7    1,446,740
                                                                 $   16,906,095
                 Michigan - 4.6%
1,500,000     +  Delta County Michigan Economic Development Corp.$    1,691,925
3,000,000     +  Macomb County Hospital Finance Authority Revenue,    3,485,550
745,000          Michigan Public Educational Facilities Authority       541,019
4,130,000        Michigan State Hospital Finance Authority Revenue    2,596,572
1,000,000        Michigan State Strategic Fund Solid Waste Disposa      732,080
                                                                 $    9,047,146
                 Missouri - 2.2%
1,850,000        Kansas City Industrial Development Authority Rev$    1,151,643
1,500,000    (b) St. Louis Industrial Development Authority Revenu      600,000
6,640,000    (b) St. Louis Industrial Development Authority Revenu    2,656,000
                                                                 $    4,407,643
                 Montana - 1.0%
2,445,000    (c) Hardin Increment Industrial Infrastructure Devel$    1,363,894
1,000,000        Two Rivers Authority, Inc., Project Revenue, 7.37      545,630
                                                                 $    1,909,524
                 Nevada - 2.2%
1,600,000        Nevada State Department of Business & Industry, $      360,832
1,000,000        Nevada State Department of Business & Industry, 7      225,780
1,320,000        Nevada State Department of Business & Industry, 7      298,267
5,000,000        Reno Nevada Hospital Revenue, 5.25%, 6/1/41          3,378,600
                                                                 $    4,263,479
                 New Hampshire - 0.4%
1,125,000        New Hampshire Health & Educational Facilities Au$      770,389

                 New Jersey - 12.4%
2,500,000        Burlington County New Jersey Bridge Commission R$    1,372,625
13,000,000       New Jersey Economic Development Authority Revenue    6,763,380
2,500,000        New Jersey Health Care Facilities Financing Autho    1,739,125
3,500,000    (a) New Jersey State Turnpike Authority, RIB, 10.654%    3,717,350
1,000,000     +  Tobacco Settlement Financing Corp., 6.25%, 6/1/43    1,166,800
3,250,000     +  Tobacco Settlement Financing Corp., 6.75%, 6/1/39    3,860,025
5,000,000     +  Tobacco Settlement Financing Corp., 7.0%, 6/1/41     6,004,750
                                                                 $   24,624,055
                 New York - 7.5%
1,000,000        Nassau County New York Industrial Development Ag$      650,630
5,000,000        New York City Industrial Development Agency, 5.25    2,393,200
2,000,000        New York City Industrial Development Agency, 5.37    1,516,020
2,000,000        New York City Industrial Development Agency, 6.9%      758,620
3,950,000        New York City Industrial Development Agency, 7.62    2,577,138
5,000,000        New York State Environmental Facilities Corp., 5.    4,808,850
500,000          Ulster County New York Industrial Development Age      293,830
2,000,000        Yonkers Industrial Development Agency Civic Facil    1,787,200
                                                                 $   14,785,488
                 North Carolina - 1.8%
6,000,000        Charlotte North Carolina Special Facilities Reve$    3,548,820

                 Ohio - 2.4%
3,115,000        Belmont County Health System Revenue, 5.7%, 1/1/$    2,665,661
1,000,000        Belmont County Health System Revenue, 5.8%, 1/1/1      702,800
3,000,000        Cleveland Airport Special Revenue, 5.375%, 9/15/2    1,404,150
                                                                 $  4,772,611
                 Oklahoma - 2.2%
1,695,000        Jackson County Memorial Hospital Authority Reven$    1,611,809
2,220,000        Tulsa Municipal Airport Transportation Revenue, 6    1,331,623
1,500,000        Tulsa Municipal Airport Transportation Revenue, 7    1,325,415
                                                                 $    4,268,847
                 Pennsylvania - 12.0%
3,000,000     +  Allegheny County Hospital Development Authority $    3,445,170
500,000       +  Allegheny County Hospital Development Authority R      574,195
1,000,000        Clarion County Hospital Authority Revenue, 5.625%    1,001,390
3,600,000        Columbia County Hospital Authority Revenue, 5.85%    2,451,420
3,110,000    (b) Delaware County Industrial Development Authority     1,689,756
1,050,000        Hazleton Health Services Authority Hospital Reven      861,420
2,415,000        Montgomery County Higher Education & Health Autho    2,401,476
1,430,000        Pennsylvania Economic Development Financing Autho    1,039,181
1,805,000        Pennsylvania Economic Development Financing Autho    1,713,505
2,330,000        Pennsylvania Economic Development Financing Autho    2,138,800
5,000,000        Philadelphia Hospitals & Higher Education Facilit    2,644,550
2,005,000        Scranton-Lackawanna Health & Welfare Authority Re    1,860,941
2,245,000        Scranton-Lackawanna Health & Welfare Authority Re    2,029,053
                                                                 $   23,850,857
                 Rhode Island - 3.1%
1,385,000        Central Falls Rhode Island Detention Facilities $      958,088
8,285,000        Tobacco Settlement Financing Corp., 6.25%, 6/1/42    5,180,859
                                                                 $    6,138,947
                 South Carolina - 9.9%
1,500,000        Connector 2000 Association, Inc., Toll Road Reve$      585,060
1,600,000        Loris Community Hospital District, 5.625%, 1/1/29    1,129,312
7,140,000     +  South Carolina Jobs Economic Development Authorit    8,260,552
860,000       +  South Carolina Jobs Economic Development Authorit    1,003,852
3,000,000     +  South Carolina Jobs Economic Development Authorit    3,399,000
4,400,000    (d) Tobacco Settlement Revenue Management, 6.375%, 5/    5,248,848
                                                                 $   19,626,624
                 Tennessee - 4.4%
1,000,000     +  Johnson City Health & Educational Facilities Boa$    1,127,420
7,000,000        Knox County Health Educational & Housing Faciliti    6,144,110
2,400,000        Sullivan County Health Educational and Housing Fa    1,380,192
                                                                 $    8,651,722
                 Texas  - 21.8%
8,650,000        Brazos River Authority Pollution Control Revenue$    4,638,736
4,000,000        Brazos River Authority Pollution Control Revenue,    2,572,840
7,350,000        Gulf Coast Industrial Development Authority, 7.0%    4,756,847
10,000,000       Houston Texas Airport System Special Facilities R    5,309,600
1,000,000        IAH Public Facility Corp., Project Revenue Bonds,      861,950
1,000,000        IAH Public Facility Corp., Project Revenue Bonds,      732,960
1,350,000        IAH Public Facility Corp., Project Revenue Bonds,      922,630
2,750,000        Lower Colorado River Authority, 5.0%, 5/15/31        2,498,458
845,000          Lubbock Health Facilities Development Corp., 6.5%      592,227
2,000,000        Lubbock Health Facilities Development Corp., 6.62    1,314,300
7,750,000        Matagorda County Navigation District Number 1 Rev    4,921,328
10,000,000       North Texas Tollway Authority Revenue, 5.75%, 1/1    8,325,200
1,711,000        Panhandle Regional Housing Finance Corp. Multifam    1,664,050
5,000,000        Tomball Hospital Authority, 6.0%, 7/1/25             4,034,000
                                                                 $   43,145,126
                 Utah  - 0.5%
1,600,000        Spanish Fork Charter School Revenue, 5.7%, 11/15$      979,952

                 Washington - 3.5%
1,285,000        Tobacco Settlement Authority Revenue, 6.5%, 6/1/$    1,073,810
2,000,000        Washington State Health Care Facilities Authority    1,397,100
2,000,000        Washington State Health Care Facilities Authority    1,400,220
5,000,000        Washington State Housing Finance Commission Nonpr    3,126,600
                                                                 $    6,997,730
                 Wisconsin  - 1.2%
2,900,000        Aztalan Wisconsin Exempt Facilities Revenue, 7.5$      978,141
1,000,000        Wisconsin State Health & Educational Facilities A      711,990
1,000,000        Wisconsin State Health & Educational Facilities A      628,590
                                                                 $    2,318,721
                 TOTAL TAX-EXEMPT OBLIGATIONS
                 (Cost $414,965,198)                             $  322,971,692

                 MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 5.7% of Net Assets
13,000,000  (e)(fNon-Profit Preferred Funding Trust I, Series E, $   11,283,870
                 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
                 (Cost $13,000,000)                              $   11,283,870

Shares           COMMON STOCK - 0.6% of Net Assets
109,138      (g) Delta Airlines, Inc.                            $    1,250,722
                 TOTAL COMMON STOCK
                 (Cost $3,210,349)                               $    1,250,722

                 TAX-EXEMPT MONEY MARKET MUTUAL FUND - 3.0% of Net Assets
6,000,000        BlackRock Liquidity Funds MuniFund Portfolio    $    6,000,000
                 TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                 (Cost $6,000,000)                               $    6,000,000

                 TOTAL INVESTMENTS IN SECURITIES - 172.4%
                 (Cost $437,175,547) (h)(i)                      $  341,506,284
                 OTHER ASSETS AND LIABILITIES - 3.3%             $    6,593,144
                 PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING $ (150,020,083) NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 10$ 198,079,345

     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2008, the value of these securities amounted to $38,434,878, or 19.4% of total net assets applicable to common shareowners.

        RIB      Residual Interest Bonds.

         NR      Security not rated by S&P or Moody's.

          +      Prerefunded bonds have been collateralized by U.S. Treasury or
U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

        (a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The rate shown is the coupon rate at December 31, 2008.

        (b)      Security is in default and is non-income producing.

        (c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
                 The rate shown is the coupon rate at December 31, 2008.

        (d)      Escrow to maturity.

        (e) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $13,000,000. The aggregate value is
                 $11,283,870, or 5.7% of the total net assets applied to common shareowners.

        (f) The interest rate is subject to change periodically. The interest rate shown is the rate at December 31, 2008.

        (g)      Non-income producing.

        (h) The concentration of investments by type of obligation/market sector is as follows:
                 Insured

6.7%
                                                                             1.5
                                                                             0.4
                                                                             0.2
                 Revenue Bonds:
                 Health Revenue                                             30.4
                 Tobacco Revenue                                            11.1
                 Development Revenue                                        10.2
                 Other Revenue                                               9.6
                 Pollution Control Revenue                                   7.3
                 Airport Revenue                                             6.8
                 Transportation Revenue                                      5.0
                 Facilities Revenue                                          4.7
                 Housing Revenue                                             3.8
                 Water Revenue                                               1.4
                 Education Revenue                                           0.5
                 Utilities Revenue                                           0.4

100.0%

        (i) At December 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $433,024,394 was as follows:

                      Aggregate gross unrealized gain for all investments in
which
                      there is an excess of value over tax cost  $   13,316,302

                      Aggregate gross unrealized loss for all investments in
which
                      there is an excess of tax cost over value    (104,834,412)
                      Net unrealized loss                        $  (91,518,110)

                 For financial reporting purposes net unrealized loss on investments was $95,669,263 and cost of investments aggregated $437,175,547.


            Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                 Level 1 - quoted prices in active markets for
                           identical securities
                 Level 2 - other significant observable inputs
                           (including quoted prices for similar
                           securities, interest rates, prepayment
                           speeds, credit risk, etc.)
                 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of December 31, 2008, in valuing the Trust's Investments:
            Valuation Inputs                                 Investments
                                                             in Other
                                                             Financial
                                                             Instruments*
    Level 1 - Quoted Prices                                   1,250,722
    Level 2 - Other Significant Observable Inputs        340,255,562 (414,543)
    Level 3 - Significant Unobservable Inputs                         0  -
    Total                                                341,506,284 (414,543)
*Other financial instruments include interest rate swaps.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.